Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2021
Related party transactions and balances
Summary of revenues from related parties

		For the Year	For the Year	For the Year
		Ended June 30,	Ended June 30,	Ended June 30,
Name of related party	Relationship	2021	2020	2019

Chongqing Puyuhong Commerce Co., Ltd. ("CQ Puyuhong")	Significantly influenced by JMC	$4,008,969	$—	$—
Less: revenues - related party - discontinued operations		—	—	—
Total revenues - related party - continuing operations		$4,008,969	$—	$—

Summary of customer deposits from related parties

Name of related party	Relationship	June 30, 2021	June 30, 2020

CQ Mingwen	Significantly influenced by Penglin	$29,990	$27,395
CQ Puyuhong	Significantly influenced by JMC	5,958	—
Total		35,948	27,395
Less: customer deposit - related party - discontinued operations		(29,990)	(27,395)
Total customer deposit - related party - continuing operations		5,958	—

Summary of other payables to related parties

Name of related party	Name of related party	June 30, 2021	June 30, 2020

Xia Wang	Chief Financial Officer	$209,275	$153,659
Zeshu Dai	CEO	1,543,221	—
Penglin Wang	Son of the CEO	—	248
Zili Zhang	CEO of CQ Pengmei	—	12
Jiaping Zhou	Shareholder of JMC	—	231,268
Jun Zhou	Shareholder of JMC	1,483,634	1,879,639
Total		3,236,130	2,264,826
Less: other payables - related parties - discontinued operations		(6,182)	(260)
Total other payables - related parties - continuing operations		$3,229,948	$2,264,566

Schedule of long-term loans - related parties

			Weighted
			average	Collateral/
Long-term loans	Relationship	Maturities	interest rate	Guarantee	June 30, 2021	June 30, 2020

Xia Wang	CFO	January 15, 2022	9.60%	None	$111,503	$101,904
Penglin Wang	Son of CEO	December 11, 2024	9.60%	None	250,883	229,283
Yong Wang	Son of CEO	July 17, 2022	7.13%	None	294,245	268,912
Zeshu Dai	CEO	March 8, 2022	7.13%	None	123,893	113,226
Total					$780,524	$713,325
Less: long-term loans from related parties - discontinued operations					(780,524)	(713,325)
Total long-term loans from related parties - continuing operations					—	—